Xtrackers US Green Infrastructure Select Equity ETF Average Annual Total Returns		12 Months Ended	30 Months Ended
	Sep. 25, 2026	Dec. 31, 2025	Dec. 31, 2025
Solactive United States Green Infrastructure ESG Screened Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		35.01%	(0.60%)
S&P Composite 1500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.02%	19.58%
Xtrackers US Green Infrastructure Select Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		34.84%	(0.88%)
Xtrackers US Green Infrastructure Select Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		20.75%	(0.58%)
Xtrackers US Green Infrastructure Select Equity ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		35.11%	(0.56%)
Performance Inception Date	Jul. 13, 2023